Evergreen Variable Annuity Trust





Evergreen VA Capital Growth Fund
Evergreen VA Fund
Evergreen VA Foundation  Fund
Evergreen VA Global Leaders Fund
Evergreen VA Growth and Income Fund
Evergreen VA Growth Fund
Evergreen VA High Income Fund
Evergreen VA International Growth Fund



Prospectus, May 1, 1999, as amended October 1, 1999 and December 17, 1999


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:
Overview of Fund Risks                           1
Evergreen VA Capital Growth Fund                 2
Evergreen VA Fund                                4
Evergreen VA Foundation Fund                     6
Evergreen VA Global Leaders Fund                 8
Evergreen VA Growth and Income Fund             10
Evergreen VA Growth Fund                        12
Evergreen VA High Income Fund                   14
Evergreen VA International Growth Fund          16



GENERAL INFORMATION:
The Funds' Investment Advisors                  18
The Funds' Portfolio Managers                   19
Calculating the Share Price                     19
Participating Insurance Companies               19
How to Buy and Redeem Shares                    20
Other Services                                  20
The Tax Consequences of
Investing in the Funds                          20
Fees and Expenses of the Funds                  20
Financial Highlights                            21
Other Fund Practices                            27



In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

Investment Goal
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors
What are the specific risks for an investor in the Fund?

Performance
How well has the Fund performed in the past year? The past five years? The past ten years?

                             OVERVIEW OF FUND RISKS


Variable
Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. As of the date of this prospectus, shares of Evergreen VA Capital Growth Fund, Evergreen VA Growth Fund and Evergreen VA High Income Fund are not yet available for sale. For more information about these Funds and the other variable annuity funds offered by Evergreen, please contact 1-800-343-2898. Evergreen Variable Annuity Funds seek to provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification.

Following this overview, you will find information on each Variable Annuity Fund's specific investment strategies and risks.


Risk Factors For All Mutual Funds
Please remember that mutual fund shares are:
o  not guaranteed to achieve their goal
o not insured, endorsed or guaranteed by the FDIC, a bank or any government agency
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in an Evergreen Variable Annuity Fund could fluctuate significantly in value over time and could result in a loss of money.

Here are the most important factors that may affect the value of your investment:

Stock Market Risk
Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, your investment may decline in value if particular industries, issuers or sectors your Fund invests in do not perform well.

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. If your Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by your Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If your Fund invests in debt securities, then the value of and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Small Company Risk
If your Fund invests in small companies, your investment may be subject to special risks associated with investing in such companies. Smaller, less established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.

Foreign Investment Risk
If your Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VA Capital Growth Fund

FUND FACTS:

Goal:
AE Capital Appreciation

Principal Investment:
AE Common Stocks

Investment Advisor:
AE Mentor Investment Advisors LLC

Portfolio Manager:
AE By committee of investment professionals

NASDAQ Symbol:
None


Dividend Payment Schedule:
AE Annually


[GRAPHIC OMITTED] investment Goal

The Fund seeks to provide long-term appreciation of capital.



[GRAPHIC OMITTED] investment Strategy

The Fund invests primarily in common stocks. The Fund may also invest in preferred stocks, investment grade bonds (i.e., rated at the time of purchase at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Ratings Services ("S&P") or deemed by the portfolio manager to be of comparable quality), convertible preferred stocks, convertible debentures, and any other class or type of security which the portfolio manager believes offers the potential for capital appreciation. In selecting investments, the advisor attempts to identify securities it believes will provide capital appreciation over the intermediate or long term due to changes in the financial condition of issuers, changes in financial conditions generally, or other factors.

The Fund may invest up to 15% of its total assets in foreign securities.

The Fund intends to sell a portfolio investment when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


Performance

Since the Fund has not yet commenced operations, total return information is not yet available for a full calendar year.

VA Fund

FUND FACTS:

Goal:
AE Capital Appreciation

Principal Investments:
AE Common Stocks
AE Convertible Securities


Investment Advisor:
AE Evergreen Asset Management Corp.

Portfolio Managers:
AE Jean C. Ledford
AE Richard Welsh

NASDAQ Symbol:
EVEFX


Dividend Payment Schedule:
Annually


[GRAPHIC OMITTED] investment Goal

The Fund seeks capital appreciation.



[GRAPHIC OMITTED] Investment Strategy

The Fund invests primarily in the common stocks of large U.S. companies. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. Other equity securities in which the Fund may invest include preferred stocks and securities convertible into common stocks.


The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Small Company Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


[GRAPHIC OMITTED]Performance

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract charges assessed by participating insurance companies. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of how the Fund's return has varied from year-to-year and give you some indication of the risks of investing in the Fund. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.

Year-by-Year  Total Return (%)

1997     1998
37.16%   6.44%


Best Quarter:       4th Quarter 1998          +18.02%
Worst Quarter:      3rd Quarter 1998          -17.20%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index and the Nasdaq Composite Index. The Russell 2000 is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks. It is often used to indicate the performance of smaller company stocks. The Nasdaq Composite is a market-value weighted index that measures all domestic and non-U.S.-based common stocks listed on the Nasdaq stock market. Neither index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)
                                               Performance
        Inception                                Since
           Date     1 year   5 year   10 year   3/1/1996

Fund     3/1/1996    6.44%     N/A      N/A      20.00%

Russell 2000        -2.55%     N/A      N/A      11.13%

Nasdaq
Composite           39.63%     N/A      N/A      27.49%

VA Foundation Fund

FUND FACTS:

Goals:
AE Reasonable Income
AE Conservation of Capital
AE Capital Appreciation

Principal Investments:
AE Common Stocks
AE Fixed Income Securities
AE Convertible Securities


Investment Advisor:
AE Evergreen Asset Management Corp.

Portfolio Managers:
AE Jean C. Ledford
AE Richard Welsh

NASDAQ Symbol:
EVFFX


Dividend Payment Schedule:
Annually


[GRAPHIC OMITTED] Investment Goal

The Fund seeks, in order of priority, reasonable income, conservation of capital and capital appreciation.


Investment Strategy

The Fund invests principally in a combination of common stocks, securities convertible into or exchangeable for common stocks and fixed income securities. Investments in common stocks focus on those that pay dividends and have the potential for capital appreciation. Common stocks are selected based on a combination of financial strength and estimated growth potential. Fixed income securities are selected based on investment advisor's projections of interest rates, varying amounts and maturities in order to achieve capital protection and, when possible, capital appreciation. The Fund's investment advisor will emphasize fixed income securities that it believes will not be subject to significant fluctuations in value. Under normal circumstances, the Fund anticipates that at least 25% of its net assets will consist of fixed income securities. The corporate debt obligations purchased by the Fund will be rated A or higher by Standard & Poor Ratings Services and Moody's Investors Service, Inc. The Fund is not managed with a targeted maturity. The Fund may invest up to 25% of its assets in foreign securities. The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


[GRAPHIC OMITTED]  PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract charges assessed by participating insurance companies. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of how the Fund's return has varied from year-to-year and give you some indication of the risks of investing in the Fund. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

1997     1998
27.80%   10.56%

Best Quarter:       2nd Quarter 1997          +13.26%
Worst Quarter:      3rd Quarter 1998           -7.37%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Composite Stock Index and the Lipper Balanced Fund Average. The S&P 500 is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The Lipper Balanced Fund Average reflects funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Neither index is an actual investment.


Average Annual Total Return
(for the period ended 12/31/1998)

                                               Performance
        Inception                                Since
           Date     1 year   5 year   10 year   3/1/1996

Fund     3/1/1996    10.56%    N/A      N/A      18.77%

S&P 500             28.58%     N/A      N/A      28.09%

Lipper Balanced
Fund Average        13.48%     N/A      N/A      15.76%

VA Global Leaders Fund

FUND FACTS:

Goal:
AE Long-term Capital Growth

Principal Investments:
AE U.S. and Non-U.S. Equity Securities

Investment Advisor:
AE Evergreen Asset Management Corp.

Portfolio Manager:
AE Edwin D. Miska

NASDAQ Symbol:
EVGLX

Dividend Payment Schedule:
Annually


[GRAPHIC OMITTED] Investment Goal

The Fund seeks to provide investors with long-term capital growth.

[GRAPHIC OMITTED] Investment Strategy

The Fund normally invests at least 65% of its assets in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund's investment advisor will screen the largest companies in major industrialized countries. The Fund invests only in the best 100 companies which are selected by the investment advisor based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth and established market presence. The Fund's managers visit the countries that the Fund may invest in or already invests in, to evaluate the political, economic and social trends that may affect investments in those countries.

The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Foreign Investment Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities market of certain countries may be subject to greater risks and volatility than that which exists in the U.S..

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."



Performance

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract charges assessed by participating insurance companies. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of how the Fund's return has varied from year-to-year and give you some indication of the risks of investing in the Fund. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return  (%)

1998
18.92%

Best Quarter:       4th Quarter 1998          +21.86%
Worst Quarter:      3rd Quarter 1998          -14.25%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Morgan Stanley Capital International World Index (MSCIWI). The MSCIWI is an unmanaged market index that represents the 23 developed markets of the world in a variety of industries. The MSCIWI is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)

                                               Performance
        Inception                                Since
           Date     1 year   5 year   10 year   3/6/1997

Fund     3/6/1997    18.92%    N/A      N/A      15.19%

MSCIWI              24.34%     N/A      N/A      20.83%

VA Growth and Income Fund

FUND FACTS:

Goals:
AE Capital Growth
AE Current Income

Principal Investment:
AE Common Stocks

Investment Advisor:
AE Evergreen Asset Management Corp.

Portfolio Managers:
AE Philip M. Foreman
AE Irene D. O'Neill

NASDAQ Symbol:
EVGIX

Dividend Payment Schedule:
Annually


[GRAPHIC OMITTED] Investment Goal

The Fund seeks capital growth in the value of its shares and current income.


[GRAPHIC OMITTED] Investment Strategy

The Fund invests primarily in common stocks of established companies that the Fund considers undervalued in the marketplace and which have a trigger, or catalyst, that will bring the stock's price into line with its actual or potential value. The catalysts may include new products, new management, changes in regulation and/or restructuring potential. The Fund may invest up to 25% of its assets in foreign securities.


The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


[GRAPHIC OMITTED] PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract charges assessed by participating insurance companies. Past performance is not indication of future results.

The chart below shows the percentage gain or loss of the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of how the Fund's return has varied from year-to-year and give you some indication of the risks of investing in the Fund. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown. .

Year-by-Year Total Return (%)

1997     1998
34.66%   4.77%

Best Quarter:       2nd Quarter 1997          +17.25%
Worst Quarter:      3rd Quarter 1998          -15.19%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Composite Stock Index and the Lipper Growth and Income Fund Average (LGIFA). The S&P 500 is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The LGIFA reflects funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Neither index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)

                                               Performance
        Inception                                Since
           Date     1 year   5 year   10 year   3/1/1996

Fund     3/1/1996    4.77%     N/A      N/A      20.05%

S&P 500             28.58%     N/A      N/A      28.09%

LGIFA               15.61%     N/A      N/A      20.59%

VA Growth Fund

FUND FACTS:

Goal:
AE Capital Growth

Principal Investment:
AE Common Stocks

Investment Advisor:
AE Mentor Investment Advisors LLC

Portfolio Manager:
AE By committee of investment professionals

NASDAQ Symbol:
None


Dividend Payment Schedule:
AE Annually


[GRAPHIC OMITTED] Investment Goal

The Fund seeks long-term capital growth.


[GRAPHIC OMITTED] Investment Strategy

The Fund normally invests at least 75% of its assets in common stocks of companies domiciled or located in the United States. The Fund invests principally in common stocks of small to mid-sized companies that, in the opinion of the portfolio manager, have demonstrated earnings, asset values, or growth potential not yet reflected in their market price. A key indication considered by the portfolio manager is earnings growth which is above average compared to the S&P 500 Index. Other important factors in selecting investments include a strong balance sheet and product leadership in niche markets.

The Fund intends to sell a portfolio investment when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Small Company Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


Performance

Since the Fund has not yet commenced operations, total return information is not yet available for a full calendar year.

VA High Income Fund

FUND FACTS:

Goals:
AE High Current Income
AE Capital Growth

Principal Investments:
AE Debt Securities
AE Preferred Stocks

Investment Advisor:
AE Mentor Investment Advisors LLC

Portfolio Manager:
AE By committee of investment professionals

NASDAQ Symbol:
None

Dividend Payment Schedule:
AE Annually

[GRAPHIC OMITTED] Investment Goal

The Fund seeks high current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

[GRAPHIC OMITTED] Investment Strategy

The Fund normally invests at least 65% of its assets in securities rated Baa or lower by Moody's or BBB or lower by S&P and in unrated securities determined by the portfolio manager to be of comparable quality. The Fund will normally invest in debt securities and preferred stocks although it may invest in any other securities the advisor believes will offer high current income. The Fund may invest in securities of any maturity. The Fund may at times invest up to 10% of its assets in securities rated in the lowest grades (Ca or C by Moody's and CC, C or D by S&P) or in unrated securities determined by the portfolio manager to be of comparable quality if the advisor believes that there are (i) prospects for an upgrade in the rating or a favorable conversion into other securities or
(ii) significant opportunities for capital appreciation or future rates of high current income. The Fund may also invest in foreign securities.

The Fund seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities which may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

The Fund intends to sell a portfolio investment when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

In addition, the Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."



Performance

Since the Fund has not yet commenced operations, total return information is not yet available for a full calendar year.

VA International Growth Fund

FUND FACTS:

Goals:
AE Long-Term Capital Growth
AE Modest Income

Principal Investment:
AE Equity Securities

Investment Advisor:
AE Evergreen Investment Management Company

Portfolio Manager:
AE Gilman C. Gunn

NASDAQ Symbol:
None


Dividend Payment Schedule:
Annually


[GRAPHIC OMITTED] Investment Goal

The Fund seeks long-term growth of capital and secondarily, modest income.

[GRAPHIC OMITTED] Investment   Strategy

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets. The Fund may also invest in emerging markets and in securities of companies in the formerly communist countries of Eastern Europe. The Fund normally invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the U.S.). The Fund may also invest in debt securities, including up to 10% of its assets in below investment grade debt securities. The Fund's manager visits the countries that the Fund may invest in or already invests in, to evaluate the political, economic and social trends that may affect investments in those countries.

The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o Stock Market Risk
o Interest Rate Risk
o Credit Risk
o Foreign  Investment Risk

Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing, has a relatively low gross national product, but the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


[GRAPHIC OMITTED] PERFORMANCE

Since the Fund commenced operations on 8/17/1998, total return information is not yet available for a full calendar year. Financial information for the Fund's fiscal year is available in the "Financial Highlights."

THE FUNDS' INVESTMENT ADVISORS

The investment advisor manages a Fund's investments and supervises its daily business affairs. There are three investment advisors for the Evergreen Variable Annuity Funds in this prospectus. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $230 billion in consolidated assets as of 6/30/1999. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Asset Management Corp. (EAMC) is the investment advisor to:
o        VA Fund
o        VA Foundation Fund
o        VA Global Leaders Fund
o        VA Growth and Income Fund

EAMC, with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $21.7 billion in assets for 21 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.

Evergreen Investment Management Company (EIMC) is the investment advisor to:
o        VA International Growth Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $9.7 billion in investment assets for 25 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Mentor Investment Advisors LLC (Mentor Advisors) is the investment advisor to:
o        VA Capital Growth Fund
o        VA Growth Fund
o        VA High Income Fund

Mentor Advisors and its affilitates serve as investment advisors to over 24 funds in the Mentor family of funds, with total assets under management of $13.9 billion. Mentor Advisors is located at 901 East Byrd Street, Richmond, Virginia 23219.

Under the terms of the various investment advisory agreements, the respective investment advisor is entitled to receive a fee as a percentage of each Fund's average daily net assets. Each Fund's current contractual fee for advisory services and effective advisory fee rates for the fiscal year ended December 31, 1998 is set forth below.

                                                   Effective Rate for
                                                   Advisory Services
                      Current Contractual          For the Year
                      Advisory Fee Rate            Ended 12/31/1998

VA Capital Growth Fund*    0.80%                         N/A
VA Fund                    0.95%                         0.95%
VA Foundation Fund         0.825%                        0.825%
VA Global Leaders Fund     0.95%                         0.95%
VA Growth and Income Fund  0.95%                         0.95%
VA Growth Fund*            0.70%                         N/A
VA High Income Fund*       0.70%                         N/A
VA International
  Growth Fund              0.75% first $200 million
                           0.65% next $200 million
                           0.55% next $200 million
                           0.45% over $600 million

---------------
*The Fund will commence operations at a later date. Please call 1-800-343-2898 for further information.

Year 2000 Compliance
The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally. In addition, issuers of securities, especially foreign issuers, in which the Funds invest may be adversely affected by Year 2000 problems. Such problems could negatively impact the value of the Funds' securities.

European Currency Conversion Risk
Certain countries in Europe converted their different currencies to a single, common currency on January 1, 1999. In connection with this change, investment advisors, mutual funds and their service providers have modified their accounting and recordkeeping systems to handle the new currency. If a Fund invests in foreign securities, your investment in the Fund may be adversely affected if these technical modifications have not been implemented properly. Also the conversion to a single currency may impair the markets for securities denominated in the currencies being eliminated, which may also adversely impact your investment.


THE FUNDS' PORTFOLIO MANAGERS

VA Capital Growth Fund, VA Growth Fund and VA High Income Fund
These Funds are managed by a committee of investment professionals appointed by their investment advisor.

VA Fund
Jean C. Ledford, CFA, has been Lead Manager and Richard Welsh has been Co-Manager of the Fund since August 1999. Ms. Ledford has been President and Chief Executive Officer of EAMC since August 1999. From January, 1997 until she joined EAMC, Ms. Ledford worked as a portfolio manager at American Century Investments ("American Century"). From 1980 until she joined American Century, Ms. Ledford was the investment director of the State of Wisconsin Investment Board. Richard Welsh has been a Senior Vice President and portfolio manager at EAMC since August 1999. From August 1994 until he joined EAMC, Mr. Welsh was a portfolio manager and analyst at American Century.


VA Foundation Fund
Ms. Ledford has been Lead Manager and Mr. Welsh has been Co-Manager of the Fund since August 1999.

VA Global Leaders Fund
Edwin D. Miska has managed the Fund since March 1997. Mr. Miska has been a portfolio manager at EAMC since 1989. He has also been the portfolio manager of the Evergreen Global Leaders Fund since November 1995.

VA Growth and Income Fund
Philip M. Foreman, CFA, is Lead Manager and Irene D. O'Neill, CFA, is Co-Manager of the Fund. Mr. Foreman managed the Fund alone from January 1999 until joined by Ms. O'Neill in September 1999. Mr. Foreman has been a portfolio manager at EAMC since joining EAMC in January 1999. From November 1991 until he joined EAMC, he was a portfolio manager at Washington Mutual Advisors, Inc. where he began as Vice President and became Senior Vice President in November 1994. Ms. O'Neill has been a portfolio manager at EAMC since March 1988.

VA International Growth Fund
Gilman C. Gunn has managed the Fund since its inception in August 1998. Mr. Gunn joined EIMC in January 1991 as Senior Vice President - International and portfolio manager and became Senior Vice President and Chief Investment Officer
- International at EIMC in February 1997. Mr. Gunn has managed the Evergreen International Growth Fund since January 1991.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share for a Fund purchase or the amount received for a Fund redemption is based on the next price calculated after the order is received and all required information is provided.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.


PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Trustees have established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.


HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

As of the date of this prospectus, shares of Evergreen VA Capital Growth Fund, Evergreen VA Growth Fund and Evergreen VA High Income Fund are not yet available for sale. Please call 1-800-343-2898 for further information.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.


The Funds do not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Timing of Proceeds
Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.


OTHER SERVICES

Automatic Reinvestment of Dividends
For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.



THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions
Each Fund passes along the net income or profits it receives from its investments. The Evergreen Variable Annuity Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. The Fund pays a yearly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Variable Annuity Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25 % to over 3.0%; and 3) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.


EVERGREEN FUND

                                  Six Months Ended  Year Ended December 31,
                                  June 30, 1999 #  ----------------------------
                                    (Unaudited)    1998 #   1997 #   1996 (a) #
-------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $ 15.31      $ 14.89  $ 11.41   $ 10.00
                                      -------      -------  -------   -------
Income from investment
 operations
Net investment income                    0.03         0.07     0.06      0.05
Net realized and unrealized
 gains or losses on securities           2.00         0.86     4.15      1.44
                                      -------      -------  -------   -------
Total from investment operations         2.03         0.93     4.21      1.49
                                      -------      -------  -------   -------
Less distributions from
Net investment income                   (0.03)           0    (0.05)    (0.05)
Net realized gains                      (0.06)       (0.51)   (0.68)    (0.03)
                                      -------      -------  -------   -------
Total distributions                     (0.09)       (0.51)   (0.73)    (0.08)
                                      -------      -------  -------   -------
Net asset value, end of period        $ 17.25      $ 15.31  $ 14.89   $ 11.41
                                      -------      -------  -------   -------
Total return*                           13.35%        6.44%   37.16%    14.90%
Ratios and supplemental data
Net assets, end of period
 (thousands)                          $63,549      $45,820  $21,600   $10,862
Ratios to average net assets:
 Expenses**                              1.01%+       1.01%    1.01%     1.00%+
 Net investment income                   0.42%+       0.49%    0.42%     0.87%+
Portfolio turnover rate                    17%          16%      32%        6%

(a) For the period from March 1, 1996 (commencement of operations) to December 31, 1996.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------

FOUNDATION FUND

                                  Six Months Ended  Year Ended December 31,
                                  June 30, 1999 #  ----------------------------
                                    (Unaudited)    1998 #   1997 #   1996 (a) #
-------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $  14.47     $ 13.54  $ 11.31   $ 10.00
                                      --------     -------  -------   -------
Income from investment
 operations
Net investment income                     0.18        0.35     0.26      0.16
Net realized and unrealized
 gains or losses on securities            0.59        1.07     2.86      1.37
                                      --------     -------  -------   -------
Total from investment operations          0.77        1.42     3.12      1.53
                                      --------     -------  -------   -------
Less distributions from
Net investment income                        0       (0.26)   (0.24)    (0.16)
Net realized gains                       (0.04)      (0.23)   (0.65)    (0.06)
                                      --------     -------  -------   -------
Total distributions                      (0.04)      (0.49)   (0.89)    (0.22)
                                      --------     -------  -------   -------
Net asset value, end of period        $  15.20     $ 14.47  $ 13.54   $ 11.31
                                      --------     -------  -------   -------
Total return*                             5.25%      10.56%   27.80%    15.30%
Ratios and supplemental data
Net assets, end of period
 (thousands)                          $119,237     $78,371  $31,840   $15,812
Ratios to average net assets:
 Expenses**                               0.97%+      1.00%    1.01%     1.00%+
 Net investment income                    2.51%+      2.44%    2.15%     2.70%+
Portfolio turnover rate                      8%         10%      26%       12%

(a) For the period from March 1, 1996 (commencement of operations) to December 31, 1996.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
                                                          VARIABLE ANNUITY TRUST

                                   EVERGREEN

--------------------------------------------------------------------------------

GLOBAL LEADERS FUND

                                                                Year Ended
                                            Six Months Ended   December 31,
                                            June 30, 1999 #  ------------------
                                              (Unaudited)    1998 #  1997 (a) #
-------------------------------------------------------------------------------
Net asset value, beginning of period            $ 12.76      $10.79    $10.00
                                                -------      ------    ------
Income from investment operations
Net investment income                              0.06        0.10      0.11
Net realized and unrealized gains or
 losses on securities and foreign currency
 related transactions                              1.00        1.94      0.77
                                                -------      ------    ------
Total from investment operations                   1.06        2.04      0.88
                                                -------      ------    ------
Less distributions from
Net investment income                                 0       (0.07)    (0.06)
Net realized gains                                    0           0     (0.03)
                                                -------      ------    ------
Total distributions                                   0       (0.07)    (0.09)
                                                -------      ------    ------
Net asset value, end of period                  $ 13.82      $12.76    $10.79
                                                -------      ------    ------
Total return*                                      8.33%      18.92%     8.80%
Ratios and supplemental data
Net assets, end of period (thousands)           $14,154      $9,583    $2,899
Ratios to average net assets:
 Expenses**                                        1.02%+      1.04%     1.05%+
 Net investment income                             0.88%+      0.89%     1.15%+
Portfolio turnover rate                              11%         12%       11%

(a) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------

GROWTH AND INCOME FUND

                                  Six Months Ended  Year Ended December 31,
                                  June 30, 1999 #  ----------------------------
                                    (Unaudited)    1998 #   1997 #   1996 (a) #
-------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $ 15.58      $ 15.29  $ 11.83   $ 10.00
                                      -------      -------  -------   -------
Income from investment
 operations
Net investment income                    0.05         0.16     0.08      0.06
Net realized and unrealized
 gains or losses on securities           0.79         0.56     4.01      1.84
                                      -------      -------  -------   -------
Total from investment operations         0.84         0.72     4.09      1.90
                                      -------      -------  -------   -------
Less distributions from
Net investment income                       0        (0.13)   (0.07)    (0.06)
Net realized gains                      (0.08)       (0.30)   (0.56)    (0.01)
                                      -------      -------  -------   -------
Total distributions                     (0.08)       (0.43)   (0.63)    (0.07)
                                      -------      -------  -------   -------
Net asset value, end of period        $ 16.34      $ 15.58  $ 15.29   $ 11.83
                                      -------      -------  -------   -------
Total return*                           10.36%        4.77%   34.66%    19.00%
Ratios and supplemental data
Net assets, end of period
 (thousands)                          $74,797      $60,576  $31,088   $14,484
Ratios to average net assets:
 Expenses**                              1.01%+       1.01%    1.01%     1.00%+
 Net investment income                   0.57%+       1.02%    0.59%     1.00%+
Portfolio turnover rate                    27%          13%      18%        2%

(a) For the period from March 1, 1996 (commencement of operations) to December 31, 1996.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

VARIABLE ANNUITY TRUST

                                   EVERGREEN

--------------------------------------------------------------------------------

INTERNATIONAL GROWTH FUND

                                       Six Months Ended
                                       June 30, 1999 #       Period Ended
                                         (Unaudited)    December 31, 1998 (a) #
-------------------------------------------------------------------------------
Net asset value, beginning of period        $ 9.39              $10.00
                                            ------              ------
Income from investment operations
Net investment income                         0.09                0.03
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions                0.22               (0.64)
                                            ------              ------
Total from investment operations              0.31               (0.61)
                                            ------              ------
Net asset value, end of period              $ 9.70              $ 9.39
                                            ------              ------
Total return*                                 3.30%              (6.10%)
Ratios and supplemental data
Net assets, end of period (thousands)       $2,228              $1,425
Ratios to average net assets:
 Expenses**                                   1.03%+              1.02%+
 Net investment income                        1.96%+              1.05%+
Portfolio turnover rate                         93%                 59%

(a) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------

OTHER FUND PRACTICES

The Funds may invest in futures and options. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates and to adjust the portfolio's duration. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

If the Fund invests in foreign securities, which may include foreign currency transactions, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund is incorrect in its judgement of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.




                                     Notes
Evergreen Funds

Money Market
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

Municipal Bond
Connecticut  Municipal  Bond Fund
Florida High Income Municipal Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
High Grade Municipal Bond Fund
Maryland  Municipal Bond Fund
Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina  Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
Short  Intermediate  Municipal Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Diversified Bond Fund
High Yield Bond Fund
Intermediate Term Bond Fund
Short Intermediate Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced
Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth & Income
Blue Chip Fund
Equity Income Fund
Growth and Income Fund
Income and Growth Fund
Small Cap Value Fund
Utility Fund
Value Fund

Domestic Growth
Aggressive Growth Fund
Evergreen Fund
Masters Fund
Omega Fund
Select Equity Index Fund
Small Company Growth Fund
Stock Selector Fund
Strategic Growth Fund
Tax Strategic Equity Fund

Global International
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

Variable  Annuity
VA Capital Growth Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA Growth Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Perpetual International Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund


www.evergreen-funds.com



Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Each business day, 8 a.m. to 6 p.m. Eastern time

Write us a letter
     Evergreen Service Company
     P.O. Box 2121
     Boston, MA  02106-2121
     o for general correspondence


For express, registered or certified mail:
     Evergreen Service Company
     200 Berkeley Street
     Boston, MA  02116-5039

Visit us on-line:
     www.evergreen-funds.com



For More Information About the Evergreen Variable Annuity Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.



     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.



     For questions, other information,  or to request a copy, without charge, of
     any  of  the  documents,   call   1-800-343-2898  or  ask  your  investment
     representative. We will mail material within three business days.



     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.





                                                    Sec File No.: 811-8716



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